Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Corporate Bonds (7.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (0.3%)
Toyota Motor Credit Corp. 4.350%, 10/8/27	1,290,000	1,290

Total		1,290

Consumer, Non-cyclical (0.7%)
AbbVie, Inc. 2.950%, 11/21/26	800,000	783
Amgen, Inc. 5.250%, 3/2/33	830,000	842
Roche Holdings, Inc. 2.314%, 3/10/27 144A	1,270,000	1,228

Total		2,853

Financial (4.1%)
American Express Co.
3.550%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 2.854%), 9/15/26 α	855,000	826
Athene Global Funding 4.860%, 8/27/26 144A	1,045,000	1,048
5.349%, 7/9/27 144A	791,000	802
Atlas Warehouse Lending Co. LP 6.250%, 1/15/30 144A	825,000	829
Bank of America Corp. 5.468%, (US SOFR plus 1.650%), 1/23/35 α	335,000	340
The Charles Schwab Corp.
4.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 3.168%), 6/1/26 α	824,000	803
5.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 3.256%), 6/1/27 α	850,000	840
5.375%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 4.971%), 6/1/25 µ,α	595,000	593
Citigroup, Inc. 5.827%, (US SOFR plus 2.056%), 2/13/35 α	420,000	418
6.270%, (US SOFR plus 2.338%), 11/17/33 α	70,000	74
GA Global Funding Trust 4.400%, 9/23/27 144A	1,070,000	1,064
Highwoods Realty LP 3.875%, 3/1/27	1,080,000	1,059
JPMorgan Chase & Co. 4.505%, (US SOFR plus 0.860%), 10/22/28 α	433,000	433
4.995%, (US SOFR plus 1.125%), 7/22/30 α	1,040,000	1,049
5.299%, (US SOFR plus 1.450%), 7/24/29 α	465,000	474
6.087%, (US SOFR plus 1.570%), 10/23/29 α	970,000	1,016
M&T Bank Corp. 5.125%, (US SOFR 3 Month plus 3.782%), 12/29/49 α	46,000	46
Nationwide Building Society 5.127%, 7/29/29 144A	1,075,000	1,088

Corporate Bonds (7.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
Truist Financial Corp.
6.123%, (US SOFR plus 2.300%), 10/28/33 α	1,477,000	1,553
U.S. Bank NA
4.507%, (US SOFR plus 0.690%), 10/22/27 α	1,060,000	1,059
Wells Fargo & Co.
3.900%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 3.453%), 3/15/26 α	1,275,000	1,250
5.389%, (US SOFR plus 2.020%), 4/24/34 α	120,000	121
6.303%, (US SOFR plus 1.790%), 10/23/29 α	170,000	179

Total		16,964

Industrial (0.7%)
AerCap Global Aviation Trust
6.500%, (US SOFR 3 Month plus 4.562%), 6/15/45 144A α	824,000	823
Caterpillar Financial Services Corp. 3.650%, 8/12/25	1,970,000	1,964

Total		2,787

Technology (0.7%)
Accenture Capital, Inc. 4.050%, 10/4/29	361,000	356
Hewlett Packard Enterprise Co. 4.400%, 9/25/27	627,000	625
Intel Corp. 2.450%, 11/15/29	830,000	744
Synopsys, Inc. 4.650%, 4/1/28	620,000	624
4.850%, 4/1/30	620,000	624

Total		2,973

Utilities (0.5%)
Duke Energy Corp. 5.450%, 6/15/34	610,000	618
Oncor Electric Delivery Co. LLC 4.300%, 5/15/28	1,620,000	1,615

Total		2,233

Total Corporate Bonds (Cost: $29,056)		29,100

Governments (57.4%)
Governments (57.4%)
Federal Home Loan Bank 5.500%, 7/15/36	1,000,000	1,087
Federal Home Loan Mortgage Corp. 6.250%, 7/15/32	1,845,000	2,083
Federal National Mortgage Association 6.625%, 11/15/30	7,215,000	8,133
Tennessee Valley Authority 1.500%, 9/15/31	1,500,000	1,271
5.250%, 2/1/55	300,000	298
US Treasury Inflation Index Bond 0.125%, 1/15/30 ß	19,282,109	18,140

Inflation Protection Portfolio

Governments (57.4%)	Shares/ Par +	Value $ (000’s)
Governments continued
0.125%, 7/15/30	10,467,438	9,804
0.125%, 1/15/31	14,140,611	13,059
0.125%, 7/15/31	10,807,200	9,923
0.125%, 1/15/32	10,277,378	9,301
0.125%, 2/15/51	8,661,361	4,977
0.125%, 10/15/26 ß	2,987,085	2,963
0.250%, 2/15/50	6,819,187	4,160
0.250%, 7/15/29	3,724,920	3,568
0.500%, 1/15/28	3,347,734	3,288
0.625%, 7/15/32	10,329,984	9,642
0.625%, 2/15/43	8,468,105	6,510
0.750%, 2/15/42	8,313,947	6,677
0.750%, 2/15/45	17,762,906	13,473
0.875%, 2/15/47	5,854,954	4,429
0.875%, 1/15/29	11,068,904	10,896
1.000%, 2/15/46	5,160,617	4,069
1.000%, 2/15/48	3,606,260	2,770
1.000%, 2/15/49	3,596,002	2,735
1.125%, 1/15/33	5,011,281	4,800
1.250%, 4/15/28	9,000,310	9,002
1.375%, 7/15/33	23,895,616	23,308
1.375%, 2/15/44	10,738,549	9,346
1.500%, 2/15/53	2,777,996	2,311
1.625%, 10/15/29	757,028	768
1.750%, 1/15/34	4,029,597	4,023
1.875%, 7/15/34	16,903,406	17,060
2.125%, 1/15/35	905,751	930
2.125%, 2/15/41	3,656,232	3,687
2.375%, 10/15/28	259,233	270
2.500%, 1/15/29	3,424,580	3,579
3.625%, 4/15/28	2,945,505	3,157
3.875%, 4/15/29	3,863,960	4,246

Total		239,743

Total Governments (Cost: $267,999)		239,743

Municipal Bonds (0.4%)

Municipal Bonds (0.4%)
Golden State Tobacco Securitization Corp. 2.746%, 6/1/34 RB	740,000	640
University of California 1.316%, 5/15/27 RB	1,105,000	1,042

Total Municipal Bonds (Cost: $1,785)		1,682

Structured Products (24.6%)

Asset Backed Securities (2.7%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B 2.482%, 8/15/46 144A	1,100,000	1,053
Bean Creek CLO, Ltd., Series 2018-1A, Class AR
5.575%, (US SOFR 3 Month plus 1.282%), 4/20/31 144A	165,091	165
Blackbird Capital Aircraft, Series 2021-1A, Class A 2.443%, 7/15/46 144A	680,607	628
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2 3.093%, 4/20/34 144A	2,000,000	1,959

Structured Products (24.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
FirstKey Homes Trust, Series 2020-SFR2, Class D 1.968%, 10/19/37 144A	1,000,000	980
Goodgreen Trust, Series 2020-1A, Class A 2.630%, 4/15/55 144A	490,223	409
Goodgreen Trust, Series 2021-1A, Class A 2.660%, 10/20/56 144A	222,317	185
Greenwood Park CLO, Ltd., Series 2018-1A, Class A1
5.594%, (US SOFR 3 Month plus 1.292%), 4/15/31 144A	162,391	162
Hilton Grand Vacations Trust, Series 2019-AA, Class B 2.540%, 7/25/33 144A	273,805	268
KKR Financial CLO, Ltd., Series 2018-22A, Class A
5.705%, (US SOFR 3 Month plus 1.412%), 7/20/31 144A	822,726	823
Magnetite CLO, Ltd., Series 2024-41A, Class B
5.913%, (US SOFR 3 Month plus 1.600%), 1/25/38 144A	1,175,000	1,175
Palmer Square CLO, Ltd., Series 2024-4A, Class A2
5.831%, (US SOFR 3 Month plus 1.500%), 1/15/38 144A	625,000	625
RCKT Mortgage Trust, Series 2024-CES3, Class A1A
6.591%, (AFC), 5/25/44 144A	412,723	418
Sierra Receivables Funding Co. LLC, Series 2021-A1, Class B 1.340%, 11/20/37 144A	491,836	480
Subway Funding LLC, Series 2024-1A, Class A2II 6.268%, 7/30/54 144A	552,615	561
Switch ABS Issuer, LLC, Series 2024-2A, Class A2 5.436%, 6/25/54 144A	625,000	622
Towd Point Mortgage Trust, Series 2024- CES3, Class A1 6.290%, (AFC), 5/25/64 144A	579,249	584

Total		11,097

Mortgage Securities (21.9%)
Agate Bay Mortgage Trust, Series 2015-7, Class A3 3.500%, (AFC), 10/25/45 144A	340,668	312
Angel Oak Mortgage Trust, Series 2019-6, Class A3 2.927%, (AFC), 11/25/59 144A	103,480	101
Arroyo Mortgage Trust, Series 2021-1R, Class A2 1.483%, (CSTR, AFC), 10/25/48 144A	232,986	209
Arroyo Mortgage Trust, Series 2021-1R, Class A3 1.637%, (CSTR, AFC), 10/25/48 144A	179,220	161
BANK5 Trust, Series 2024-5YR6, Class A3 6.225%, 5/15/57	818,000	857
BANK5 Trust, Series 2024-5YR7, Class A3 5.769%, 6/15/57	1,520,000	1,571

Inflation Protection Portfolio

Structured Products (24.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
BBCMS Mortgage Trust, Series 2024-C27, Class A3 6.014%, 7/15/57	400,000	417
Benchmark Mortgage Trust, Series 2024-V8, Class A3 6.189%, (AFC), 7/15/57	1,412,000	1,480
BRAVO Residential Funding Trust, Series 2024-NQM4, Class A1B 4.350%, (AFC), 1/25/60 144A Σ	1,161,501	1,137
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4 6.000%, (AFC), 10/25/55 144A	1,250,773	1,257
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A 6.000%, (AFC), 2/25/55 144A	457,001	459
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4 5.500%, (AFC), 9/25/55 144A	1,386,514	1,381
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6 5.500%, (AFC), 9/25/55 144A	603,776	602
Citigroup Mortgage Loan Trust, Series 2024- CMI1, Class A11 5.500%, (AFC), 6/25/54 144A	1,947,349	1,941
Credit Suisse Mortgage Trust, Series 2015- WIN1, Class A10 3.500%, (AFC), 12/25/44 144A	41,757	39
Credit Suisse Mortgage Trust, Series 2021- NQM2, Class A3 1.538%, (AFC), 2/25/66 144A	258,024	232
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3 2.856%, 5/25/65 144A	401,234	399
Federal Home Loan Mortgage Corp. 2.500%, 11/1/50	2,418,347	2,037
3.500%, 8/1/52	1,850,590	1,671
4.000%, 11/1/52	3,909,635	3,668
4.500%, 10/1/52	2,916,794	2,795
4.500%, 4/1/53	2,055,310	1,970
5.500%, 10/1/54	3,663,437	3,665
6.000%, 11/1/53	3,949,104	4,017
Federal National Mortgage Association 2.500%, 1/1/52	7,223,273	6,075
4.000%, 9/1/52	9,052,904	8,448
5.500%, 1/1/53	3,505,549	3,511
GCAT Trust, Series 2024-INV3, Class A6 5.500%, (AFC), 9/25/54 144A	745,911	746
Government National Mortgage Association 2.000%, 10/20/50	2,527,236	2,068
3.000%, 9/20/51	3,311,703	2,935
4.000%, 10/20/52	4,325,083	4,063
5.000%, 8/20/53	5,840,272	5,751
5.500%, 11/20/52	1,980,512	1,992
5.500%, 12/20/52	1,445,328	1,452
6.000%, 11/20/54	4,042,378	4,106
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A 4.128%, 7/5/31 144A	2,020,000	1,874
JP Morgan Mortgage Trust, Series 2014-5, Class A1 2.681%, (AFC), 10/25/29 144A	140,264	137

Structured Products (24.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JP Morgan Mortgage Trust, Series 2016-1, Class A7 3.500%, 5/25/46 144A	520,356	474
JP Morgan Mortgage Trust, Series 2024-10, Class A4 5.500%, (AFC), 3/25/55 144A	1,175,472	1,170
JP Morgan Mortgage Trust, Series 2024-10, Class A6 5.500%, (AFC), 3/25/55 144A	920,938	918
JP Morgan Mortgage Trust, Series 2024-11, Class A4 6.000%, (AFC), 4/25/55 144A	1,835,316	1,845
JP Morgan Mortgage Trust, Series 2024-11, Class A6 6.000%, (AFC), 4/25/55 144A	774,853	778
JP Morgan Mortgage Trust, Series 2024-5, Class A6 6.000%, (AFC), 11/25/54 144A	881,667	884
JP Morgan Mortgage Trust, Series 2024-6, Class A6 6.000%, (AFC), 12/25/54 144A	633,231	635
JP Morgan Mortgage Trust, Series 2024-9, Class A6 5.500%, (AFC), 2/25/55 144A	1,031,437	1,028
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4 6.000%, (AFC), 4/25/55 144A	1,018,380	1,027
Provident Funding Mortgage Trust, Series 2024-1, Class A3 5.500%, (AFC), 12/25/54 144A	1,641,365	1,634
RATE Mortgage Trust, Series 2024-J3, Class A8 5.500%, (AFC), 10/25/54 144A	455,458	454
Sequoia Mortgage Trust, Series 2017-7, Class A7 3.500%, (AFC), 10/25/47 144A	934,518	845
Sequoia Mortgage Trust, Series 2024-10, Class A11 5.500%, (AFC), 11/25/54 144A	873,217	871
Sequoia Mortgage Trust, Series 2024-10, Class A5 5.500%, (AFC), 11/25/54 144A	701,115	698
Sequoia Mortgage Trust, Series 2024-6, Class A11 6.000%, (AFC), 7/27/54 144A	432,200	433
Sequoia Mortgage Trust, Series 2024-9, Class A5 5.500%, (AFC), 10/25/54 144A	1,113,008	1,108
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	537,048	499
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	489,710	430
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	200,891	194

Total		91,461

Total Structured Products (Cost: $103,763)		102,558

Inflation Protection Portfolio

Short-Term Investments (8.6%)	Shares/ Par +	Value $ (000’s)
Commercial Paper (8.6%)
Lion Bay Funding LLC 0.000%, 4/1/25	12,000,000	11,998
Mainbeach Funding DAC 0.000%, 4/1/25	12,000,000	11,999
Overwatch Alpha FDG LLC

Short-Term Investments (8.6%)	Shares/ Par +	Value $ (000’s)
Commercial Paper continued
0.000%, 4/3/25	12,000,000	11,996

Total		35,993

Total Short-Term Investments (Cost: $35,997)		35,993

Total Investments (98.0%) (Cost: $438,600)@		409,076

Other Assets, Less Liabilities (2.0%)		8,329

Net Assets (100.0%)		417,405

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Long	USD	600	6	6/25	$649	$4	$–	π
Ten-Year US Treasury Note Future	Long	USD	3,000	30	6/25	3,337	20	1

							$24	$1

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation)(000’s)	Market Value (000’s)	Variation Margin(000’s)
CPURNSA	1.078%	6/25	3,000	USD	$–	$555	$555	$(1)
CPURNSA	2.243%	1/26	6,000	USD	–	796	796	8
CPURNSA	2.503%	8/26	7,000	USD	–	120	120	8
CPURNSA	2.073%	8/27	3,500	USD	–	542	542	6
CPURNSA	2.145%	11/27	5,000	USD	(1)	718	717	9
CPURNSA	2.415%	2/28	2,500	USD	–	62	62	4
CPURNSA	2.565%	4/28	1,500	USD	–	22	22	2
CPURNSA	2.370%	2/29	13,400	USD	1	243	244	18
CPURNSA	2.386%	8/29	12,000	USD	1	148	149	15
CPURNSA	1.800%	10/29	3,700	USD	–	645	645	7
CPURNSA	2.523%	11/29	2,200	USD	1	17	18	3
CPURNSA	1.884%	11/29	2,000	USD	–	333	333	3
CPURNSA	2.464%	12/29	3,000	USD	1	31	32	4
CPURNSA	2.438%	2/30	9,500	USD	–	204	204	13
CPURNSA	2.563%	2/30	8,200	USD	1	42	43	10
CPURNSA	1.291%	5/30	2,000	USD	–	448	448	3
CPURNSA	1.629%	6/30	2,000	USD	–	409	409	3
CPURNSA	2.663%	8/30	1,200	USD	–	3	3	2
CPURNSA	2.498%	9/31	7,000	USD	–	573	573	11
CPURNSA	2.619%	3/33	5,500	USD	–	27	27	5
CPURNSA	2.495%	5/33	3,500	USD	–	38	38	3
CPURNSA	2.650%	8/33	8,500	USD	1	(31)	(30)	10
CPURNSA	2.485%	2/34	3,400	USD	1	28	29	6

					$6	$5,973	$5,979	$152

Inflation Protection Portfolio

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$153	$1	$154	$(1)	$–	$(1)	$–

Over the Counter Derivatives

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America NA	2.140%	7/25	2,900	$352	$352
CPURNSA	Bank of America NA	1.790%	8/25	1,500	241	241
CPURNSA	Bank of America NA	2.240%	4/27	3,500	448	448
CPURNSA	Bank of America NA	2.218%	4/27	2,000	261	261
CPURNSA	Bank of America NA	2.235%	4/27	2,000	258	258
CPURNSA	Bank of America NA	2.235%	5/27	5,000	646	646
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(190)	(190)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(90)	(90)
CPURNSA	Goldman Sachs International	1.870%	5/26	8,500	1,520	1,520
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	1,205	1,205
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	1,131	1,131
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	399	399
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	387	387
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	515	515
					$7,083	$7,083

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	$7,363	$7,363	—	—	$(280)	$(280)

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025 the value of these securities (in thousands) was $44,891 representing 10.8% of the net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
µ	Perpetual maturity, date shown, if applicable, represents next contractual call date.
ß	Part or all of the security has been pledged as collateral.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $438,606 and the net unrealized depreciation of investments based on that cost was $16,444 which is comprised of $15,520 aggregate gross unrealized appreciation and $31,964 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

Inflation Protection Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$1,682	$—
Corporate Bonds	—	29,100	—
Governments	—	239,743	—
Structured Products	—	102,558	—
Short-Term Investments	—	35,993	—
Other Financial Instruments^
Futures	24	—	—
Total Return Swaps	—	13,372	—
Total Assets:	$24	$422,448	$—
Liabilities:
Other Financial Instruments^
Total Return Swaps	—	(310)	—
Total Liabilities:	$—	$(310)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand